DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
3. DISCONTINUED OPERATIONS

On September 25, 2017, the Company completed a share repurchase and subscription agreement (the “SPA”) with Mr. Xianshou Li, the Company’s Chairman and Chief Executive Officer (the “Buyer”) for the sale of the Company’s manufacturing (including polysilicon, solar wafer, solar cell and solar module manufacturing) and LED distribution businesses. The transaction also transferred substantially all of the group of ReneSola Ltd and its subsidiaries (collectively, the “Group”)’s related indebtedness to Li. The transaction resulted in:

1)
The Company was no longer be liable for the bank borrowings approximating RMB3 billion ($461 million) which was assumed by the Buyer as part of the net assets of discontinued operations as of the disposal date;

2)	The Buyer forgave approximately $217.4 million of intercompany payables owed to it by the Company; and

3)
The Company issued 180 million ordinary shares (“18 million ADS”) with a fair value of approximately $42.5 million to ReneSola Singapore Pte. Ltd., an entity to be fully owned by the Buyer upon completion.

Results of operations related to the discontinued businesses, including comparatives, were reported as loss from discontinued operations.

A reconciliation of disposal gain is presented as follows.
Reconciliation of disposal gain:

Item	Amount in US$ million
Waiver of the Company’s payable to the Buyer of the discontinued operations	217.4
Fair value of shares issued to the Buyer	(42.5)
Net assets of discontinued operations as of the disposal date	(133.6)
Release of currency translation difference due to discontinued operations	65.0
Disposal gain	106.3

Results of the discontinued operations

		January 1 – September 30
	2016	2017

Revenues	$849,331,555	$472,568,586
Cost of revenues	(747,068,354)	(457,058,538)

Gross profit	102,263,201	15,510,048

Operating (expenses)/income:
Selling and marketing	(46,914,631)	(24,259,869)
General and administrative	(44,629,891)	(32,341,022)
Research and development	(27,286,652)	(14,715,027)
Other income	3,771,645	8,776,633
Impairment loss of assets	(4,624,979)	-
Total operating expenses	(119,684,508)	(62,539,285)

Loss from operations	(17,421,307)	(47,029,237)

Interest income	2,349,791	1,144,135
Interest expenses	(32,097,477)	(25,518,288)
Exchange (loss)/gain	9,945,642	(7,095,061)
Gain/(loss) on derivatives	4,592,125	(1,284,379)
Loss from discontinued operations before income taxes	(32,631,226)	(79,782,830)
Income tax (expense)/benefit, net	(2,161,507)	4,748,324

Loss from discontinued operations, net of tax	$(34,792,733)	$(75,034,506)